Note 19 - Recapitalization Involving a Public Shell (Details Textual) - CAD ($)		4 Months Ended
	Apr. 21, 2016	Apr. 21, 2016	Dec. 31, 2017	Dec. 31, 2016	Apr. 20, 2016	Dec. 31, 2015
Qualifying Transaction, Elimination, Share Capital	$ 309,589
Qualifying Transaction, Elimination, Contributed Surplus	32,467
Qualifying Transaction, Elimination, Deficit	$ 232,984
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			8,080,000	7,975,000	200,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants Issued Through Amalgamation	80,000	80,000